Taxation (Details) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 CNY (¥)
Taxation
Statutory income tax rate	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Assessable profits	$ (1,324)					$ (2,148)		$ (11,053)
Retained earnings	(370,181)					$ (370,331)
Unrecognized tax benefits	$ 0
Hong Kong subsidiary
Taxation
Assessable profits		$ 0					$ 0		$ 0
Cayman Islands
Taxation
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Hong Kong | Profit Below 2 Million HK Dollar
Taxation
Statutory income tax rate	8.25%	8.25%	8.25%	8.25%	8.25%
Hong Kong | Profit Above 2 Million HK Dollar
Taxation
Statutory income tax rate	16.50%	16.50%	16.50%	16.50%	16.50%
PRC
Taxation
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Maximum preferential withholding tax rate on dividends paid by foreign investment enterprise	5.00%	5.00%	5.00%	5.00%	5.00%
Retained earnings | ¥										¥ 0
PRC | FIE
Taxation
Withholding income tax rate on dividends Distributed (as a percent)	10.00%	10.00%	10.00%	10.00%	10.00%
PRC | 25% Of first Rmb 3.0 Million of profits taxed at 20%
Taxation
Statutory income tax rate	20.00%	20.00%	20.00%	20.00%	20.00%
Percentage required to qualified for small and low-profit enterprises	25.00%									25.00%
Threshold portion of profit eligible for tax relief | ¥					¥ 3,000
Australia
Taxation
Statutory income tax rate	30.00%	30.00%	30.00%	30.00%	30.00%
Amendment period	4 years	4 years	4 years	4 years	4 years
Australia | Aggregate turnover
Taxation
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Aggregate turnover			$ 50
Singapore
Taxation
Statutory income tax rate	17.00%	17.00%	17.00%	17.00%	17.00%
Singapore | Exemption Rate Of 75%
Taxation
Federal statutory income	75.00%	75.00%	75.00%	75.00%	75.00%
Threshold taxable income				$ 10,000
Singapore | Further Exemption Rate
Taxation
Federal statutory income	50.00%	50.00%	50.00%	50.00%	50.00%
Threshold taxable income				$ 190,000